Investment Objectives and Goals - JNL Government Money Market Fund	Apr. 23, 2026
Prospectus [Line Items]
Risk/Return [Heading]	JNL Government Money Market Fund Class I Class SL
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.